RESTRICTED CASH - Narrative (Details) $ in Thousands, $ in Thousands	Dec. 31, 2018 USD ($)	Dec. 31, 2018 AUD ($)	Dec. 31, 2017 USD ($)
Restricted Cash And Cash Equivalents [Line Items]
Cash collateral relating to rehabilitation performance guarantees	$ 20,631		$ 20,414
Australia
Restricted Cash And Cash Equivalents [Line Items]
Cash collateral relating to rehabilitation performance guarantees	$ 20,631	$ 29,268